Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	March 31, 2025	December 31, 2024
Brands	$166,746	$162,575
Software development costs	973,658	935,888
Customer relationships	1,542,205	1,524,623
Computer software	41,109	39,220
Gross carrying value	$2,723,718	$2,662,306

Brands	120,345	113,474
Software development costs	705,223	664,536
Customer relationships	915,174	873,840
Computer software	32,626	29,141
Accumulated amortization	$1,773,368	$1,680,991
Intangible assets, net	$950,350	$981,315